Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Contractholder funds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contractholder funds activity
Balance, beginning of year	$ 16,711	$ 17,470	$ 18,592
Deposits	818	834	863
Interest credited	574	581	597
Benefits	(733)	(769)	(810)
Surrenders and partial withdrawals	(649)	(844)	(1,095)
Contract charges	(643)	(637)	(645)
Net transfers from separate accounts	5	11	7
Reinsurance assumed from AAC	256	0	0
Other adjustments	142	65	(39)
Balance, end of year	$ 16,481	$ 16,711	$ 17,470